Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Other Non-Current Assets

	June 30,	December 31,

	2021	2020

Net defined benefit plan surpluses	170	128

Cash surrender value of life insurance policies	344	334

Deferred commissions	101	105

Other financial assets (see note 11)	243	198

Other non-current assets (1)	71	23

Total other non-current assets	929	788

(1)	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $56 million at June 30, 2021 (see note 18).